PROPERTY AND EQUIPMENT, NET	6 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Motor vehicles	¥3,699,101	¥3,607,582	$494,237
Office equipment and fixtures	1,405,076	1,432,377	196,235
Production equipment	31,231,574	31,530,627	4,319,678
Leasehold improvement	2,260,000	2,260,000	309,618
Total cost	38,595,751	38,830,586	5,319,768
Less: accumulated depreciation	(15,515,349)	(17,028,247)	(2,332,860)
Less: accumulated impairment	(942,462)	(942,462)	(129,117)
Property and equipment, net	¥22,137,940	¥20,859,877	$2,857,791
Construction in progress	¥219,132	¥1,144,095	$156,740

Depreciation expenses was ¥1,426,971 and ¥1,724,066 ($236,196) for the six months ended December 31, 2023 and 2024, respectively.

Income from property and equipment disposal was ¥32,252 and ¥9,608 ($1,316) for the six months ended December 31,2023 and 2024, respectively.